Related party transactions (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party borrowings and receivables
Amount payable			$ 9	$ 5
Corporate and business unit services			39	38	$ 33
Other related party transactions
Reimbursement of costs from AGSA			$ 3
Forecasted expense
Related party borrowings and receivables
Corporate and business unit services		$ 39
Hart Print, Inc.
Other related party transactions
Percentage of stake			92.00%
Ownership percentage			92.00%
NOMOQ Gmbh And NOMOQ Limited
Other related party transactions
Percentage of stake			73.87%
Ownership percentage			73.87%
Yeoman Capital S.A. and subsidiaries | ARD Holdings S.A.
Related party borrowings and receivables
Percentage of issued share capital holding			33.88%
Paul Coulson Ownership Interests
Related party borrowings and receivables
Shares held in entity			125,000
Paul Coulson Ownership Interests | ARD Holdings S.A.
Related party borrowings and receivables
Percentage of issued share capital holding			18.83%
Paul Coulson Ownership Interests | Yeoman Capital S.A. and subsidiaries
Related party borrowings and receivables
Percentage of issued share capital holding			52.42%
Key Management Personnel
Related party borrowings and receivables
Amount payable			$ 1
Salaries and other short term employee benefits			3	3
Postemployment benefits			$ 1	$ 1
AGSA
Other related party transactions
Net cash received from Ardagh	$ 206
Tax offset in invested capital	(34)
Other changes in intercompany balances	4
Other related party transactions	$ 176